UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

[414-765-5348]
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

FundX Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2007 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.3%
	Class 1 & 2 Funds: 30.0%^
333,306	AllianceBernstein Real Estate Fund - Class A	$9,642,532
296,015	Columbia Acorn International Fund - Class Z	12,130,687
285,930	Columbia Real Estate Equity Fund - Class Z	8,414,931
780,204	Excelsior Emerging Markets Fund - Service Class	10,891,654
130,767	Fidelity Latin American Fund	5,922,450
131,177	Fidelity Select Brokerage & Investment Fund	10,067,862
56,030	Fidelity Select Software & Computer Portfolio*	3,788,776
9,375	iPath MSCI India Index Exchange Traded Note*	510,000
366,400	iShares Dow Jones U.S. Telecommunications Fund	11,266,800
24,000	iShares Dow Jones U.S. Utilities Fund	2,151,120
186,950	iShares FTSE/Xinhua China 25 Index Fund	19,409,149
173,700	iShares MSCI Austria Index Fund	6,383,475
67,600	iShares MSCI Belgium Index Fund	1,757,600
36,402	iShares MSCI Brazil Index Fund	1,719,995
72,950	iShares MSCI Emerging Markets Index Fund	8,338,185
89,950	iShares MSCI France Index Fund	3,092,481
370,150	ishares MSCI Germany Index Fund	10,201,334
81,600	iShares MSCI Italy Index Fund	2,741,760
373,150	iShares MSCI Malaysia Index Fund	3,798,667
142,050	iShares MSCI Mexico Index Fund	7,429,215
64,500	iShares MSCI Netherlands Index Fund	1,713,120
927,230	iShares MSCI Singapore Index Fund	10,867,136
123,650	iShares MSCI Spain Index Fund	6,813,115
68,700	iShares MSCI Switzerland Index Fund	1,750,476
485,600	iShares MSCI United Kingdom Index Fund	11,435,880
58,600	iShares S&P Global Financials Sector Index Fund	5,303,886
103,700	iShares S&P Latin America 40 Index Fund	18,084,243
227,791	Matthews China Fund	5,642,380
44,319	ProFunds UltraBull Fund - Class I	3,215,350
114,072	ProFunds UltraSmall-Cap Fund - Class I	3,743,855
128,147	T. Rowe Price Emerging Europe & Mediterranean Fund	4,132,748
104,951	U.S. Global Investors World Precious Minerals Fund	2,858,873
170,000	Utilities Select Sector SPDR Fund	6,220,300
20,900	Vanguard Telecommunication Services ETF	1,605,120
	Total Class 1 & 2 Funds
	(Cost $186,795,532)	223,045,155

	Class 3 Funds: 69.3%^
1,823,085	AllianceBernstein International Value Fund - Class A	40,837,114
1,099,614	Allianz OCC Value Fund - Class D	19,386,196
499,115	BlackRock International Opportunities Portfolio - Service Class	20,603,460
826,782	Goldman Sachs Growth & Income Fund - Class A	24,704,244
1,099,213	Goldman Sachs Structured International Equity Fund - Class A	16,532,157
449,499	iShares MSCI EAFE Index Fund	33,370,806
237,000	iShares MSCI EAFE Value Index Fund	17,241,750
418,000	iShares MSCI EMU Index Fund	43,827,300
187,341	iShares Russell 1000 Value Index Fund	15,680,442
84,600	iShares S&P 500 Value Index Fund	6,627,564
407,326	iShares S&P Europe 350 Index Fund	43,245,801
890,123	Julius Baer International Equity Fund - Class A	38,248,600
47,004	Oakmark International Fund - Class I	1,195,300
380,800	PowerShares Dynamic Large Cap Value Fund	7,596,960
547,975	PowerShares International Dividend Achievers Portfolio	10,258,092
90,144	Rydex Europe Advantage Fund - Class H	2,147,224
929,990	SSgA International Stock Selection Fund	12,908,257
83,000	streetTracks Dow Jones Euro Stoxx 50 ETF	4,537,610
47,600	streetTracks Dow Jones Wilshire Large Cap Value Fund	3,990,784
163,796	Thornburg Core Growth Fund - Class I*	3,105,575
1,256,946	Thornburg International Value Fund - Class A	35,923,512
636,274	Thornburg Investment Income Builder Fund - Class I	13,145,430
408,682	Thornburg Value Fund - Class A	16,657,876
636,410	Vanguard European Stock ETF	44,058,664
524,408	Vanguard International Value Fund - Investor Class	21,338,161
232,350	Vanguard Value ETF	16,008,915
38,773	Weitz Value Fund	1,593,966
	Total Class 3 Funds
	(Cost $450,896,883)	514,771,760

	TOTAL INVESTMENT COMPANIES
	(Cost $637,692,415)	737,816,915

	SHORT-TERM INVESTMENT: 0.6%
3,973,761	Fidelity Institutional Money Market Portfolio	3,973,761

	TOTAL SHORT-TERM INVESTMENT
	(Cost $3,973,761)	3,973,761

	TOTAL INVESTMENTS: 99.9%
	(Cost $641,666,176)	741,790,676
	Other Assets in Excess of Liabilities: 0.1%	944,679
	NET ASSETS: 100.0%	$742,735,355

*	Non-income producing.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.
CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows+:

Cost of investments	$641,772,119
Gross unrealized appreciation	100,557,485
Gross unrealized depreciation	(538,928)
Net unrealized appreciation	$100,018,557

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX Aggressive Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2007 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.4%
	Class 1 & 2 Funds: 60.0%^
177,773	AllianceBernstein Real Estate Investment Fund - Class A	$5,142,967
143,414	Columbia Acorn International Fund - Class Z	5,877,124
245,715	Columbia Real Estate Equity Fund - Class Z	7,231,398
78,279	Driehaus Emerging Markets Growth Fund	3,034,880
329,625	Excelsior Emerging Markets Fund - Service Class	4,601,569
146,758	Excelsior Real Estate Fund	1,783,114
68,810	Fidelity Select Brokerage & Investment Fund	5,281,131
89,457	Fidelity Select Software & Computer Portfolio*	6,049,094
9,375	iPath MSCI India Index Exchange Traded Note*	510,000
241,100	iShares Dow Jones U.S. Telecommunications Fund	7,413,825
82,700	iShares FTSE/Xinhuq China 25 Index Fund	8,585,914
174,950	iShares MSCI Austria Index Fund	6,429,413
84,400	iShares MSCI Belgium Index Fund	2,194,400
33,450	iShares MSCI Brazil Index Fund	1,580,513
10,750	iShares MSCI Emerging Markets Index Fund	1,228,725
86,850	iShares MSCI France Index Fund	2,985,903
235,050	iShares MSCI Germany Index Fund	6,477,978
76,100	iShares MSCI Italy Index Fund	2,556,960
537,030	iShares MSCI Malaysia Index Fund	5,466,965
131,850	iShares MSCI Mexico Index Fund	6,895,755
49,900	iShares MSCI Netherlands Index Fund	1,325,344
612,950	iShares MSCI Singapore Index Fund	7,183,774
88,750	iShares MSCI Spain Index Fund	4,890,125
99,850	iShares MSCI Sweden Index Fund	3,276,078
106,400	iShares MSCI Switzerland Index Fund	2,711,072
184,200	iShares MSCI United Kingdom Index Fund	4,337,910
29,000	iShares S&P Global Financials Sector Index Fund	2,624,790
16,400	iShares S&P Global Telecommunications Sector Index Fund	1,061,900
46,200	iShares S&P Latin America 40 Index Fund	8,056,818
295,768	Matthews China Fund	7,326,167
85,817	Oppenheimer International Small Company Fund - Class A	2,312,757
45,100	PowerShares Golden Dragon Halter USX China Portfolio	952,512
38,923	ProFunds UltraBull Fund - Class I	2,823,854
105,716	ProFunds UltraSmall-Cap Fund - Class I	3,469,592
105,074	T. Rowe Price Emerging Europe & Mediterranean Fund	3,388,640
53,418	U.S. Global Investors World Precious Minerals Fund	1,455,111
20,900	Vanguard Telecommunication Services ETF	1,605,120
	Total Class 1 & 2 Funds
	(Cost $126,890,320)	150,129,192

	Class 3 Funds: 39.4%^
318,507	AllianceBernstein International Value Fund - Class A	7,134,546
122,402	Allianz OCC Value Fund - Class D	2,157,953
139,041	BlackRock International Opportunities Portfolio - Service Class	5,739,610
106,742	Goldman Sachs Growth & Income Fund - Class A	3,189,444
100,250	iShares MSCI EAFE Index Fund	7,442,560
71,600	iShares MSCI EAFE Value Index Fund	5,208,900
96,150	iShares MSCI EMU Index Fund	10,081,328
55,250	iShares Russell 1000 Value Index Fund	4,624,425
91,950	iShares S&P Europe 350 Index Fund	9,762,332
138,802	Julius Baer International Equity Fund - Class A	5,964,321
14,184	MainStay ICAP International Fund - Class I	562,555
119,489	PowerShares Dynamic Large Cap Value Fund	2,383,806
198,200	PowerShares International Dividend Achiever Portfolio	3,710,304
40,168	Rydex Europe Advantage Fund - Class H	956,791
120,898	SSgA International Stock Selection Portfolio	1,678,067
105,845	Thornburg Core Growth Fund - Class I*	2,006,812
232,491	Thornburg International Value Fund - Class A	6,644,607
80,860	Thornburg Investment Income Builder Fund - Class I	1,670,567
77,213	Thornburg Value Fund - Class A	3,147,202
140,680	Vanguard European Stock ETF	9,739,276
122,740	Vanguard International Value Fund - Investor Class	4,994,270
	Total Class 3 Funds
	(Cost $87,740,189)	98,799,676

	TOTAL INVESTMENT COMPANIES
	(Cost $214,630,509)	248,928,868

	SHORT-TERM INVESTMET: 0.7%
1,632,878	Fidelity Institutional Money Market Portfolio	1,632,878

	TOTAL SHORT-TERM INVESTMENT
	(Cost $1,632,878)	1,632,878

	TOTAL INVESTMENTS: 101.1%
	(Cost $216,263,387)	250,561,746
	Liabilities in Excess of Other Assets: (0.1)%	(240,112)
	NET ASSETS: 100.0%	$250,321,634

*	Non-income producing security.
^	CLASS 1: SECTOR AND SPECIALIZED AGGRESSIVE STOCK FUNDS
Class 1 funds have high levels of risk and include funds that focus on a particular industry or market sector, gold or precious metals funds, funds invested in very small or unseasoned companies (micro-caps) or particular countries or geographic regions like “emerging markets”- countries with less stable developing economies.
CLASS 2: AGGRESSIVE STOCK FUNDS WITH ABOVE-AVERAGE RISK
Class 2 funds typically experience higher volatility than the overall U.S. equity market. This class includes funds that invest in stocks or convertible bonds of small- or mid-sized companies and funds that focus on a few industry sectors or are concentrated in a few individual holdings.
CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows+:

Cost of investments	$216,328,388
Gross unrealized appreciation	34,568,389
Gross unrealized depreciation	(335,031)
Net unrealized appreciation	$34,233,358

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX Conservative Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2007 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.6%
	Class 3 Funds: 50.1%^
131,017	AllianceBernstein International Value Fund - Class A	$2,934,782
61,374	Allianz OCC Value Fund - Class D	1,082,025
75,637	BlackRock International Opportunities Portfolio - Service Class	3,122,306
87,013	Goldman Sachs Growth & Income Fund - Class A	2,599,961
45,050	iShares MSCI EAFE Index Fund	3,344,512
34,250	iShares MSCI EAFE Value Index Fund	2,491,687
25,800	iShares MSCI EMU Index Fund	2,705,130
25,100	iShares Russell 1000 Value Index Fund	2,100,870
13,300	iShares Russell 3000 Value Index Fund	1,452,626
15,800	iShares S&P Europe 350 Index Fund	1,677,486
73,912	Julius Baer International Equity Fund - Class A	3,176,017
17,372	Pioneer Equity-Income Fund - Class A	564,084
122,200	PowerShares Dynamic Large Cap Value Fund	2,437,890
120,975	PowerShares International Dividend Achievers Portfolio	2,264,652
70,059	Rydex Europe Advantage Fund - Class H	1,668,794
118,075	SSgA International Stock Selection Fund	1,638,884
13,800	streetTRACKS Dow Jones Wilshire Large Cap Value Fund	1,156,992
27,388	Thornburg Core Growth Fund - Class I*	519,278
69,015	Thornburg International Value Fund - Class A	1,972,435
52,711	Thornburg Investment Income Builder Fund - Class I	1,089,017
63,132	Thornburg Value Fund - Class A	2,573,278
29,210	Vanguard European Stock ETF	2,022,208
18,297	Vanguard International Value Fund - Investor Class	744,513
	Total Class 3 Funds
	(Cost $40,553,304)	45,339,427

	Class 4 Funds: 49.5%^
103,097	AllianceBernstein Balanced Shares Fund - Class A	1,873,269
51,880	Alpine Dynamic Dividend Fund	676,517
204,259	American Century Utilities Fund - Investor Class	3,370,274
124,114	Buffalo Balanced Fund	1,464,540
330,290	Calamos Global Growth & Income Fund - Class A	3,586,949
48,131	Fidelity International Discovery Fund	1,837,646
42,840	Fidelity Real Estate Investment Portfolio	1,681,058
157,417	Fidelity Utilities Fund	3,036,576
22,323	Heartland Value Plus Fund	621,925
44,650	iShares Cohen & Steers Realty Majors Index Fund	4,933,378
43,910	iShares Dow Jones U.S. Real Estate Index Fund	4,013,374
33,890	Leuthold Core Investment Fund	640,856
253,301	Matthews Asian Growth & Income Fund	4,817,786
207,115	Old Mutual Heitman Reit Fund - Class Z	3,371,839
106,450	PowerShares High Yield Dividend Achievers Portfolio	1,714,909
47,300	streetTRACKS Dow Jones Wilshire REIT ETF	4,532,286
29,597	T. Rowe Price Capital Appreciation Fund	618,881
143,423	TCW Dividend Focused Fund - Class N	1,949,116
	Total Class 4 Funds
	(Cost $38,537,253)	44,741,179

	TOTAL INVESTMENT COMPANIES
	(Cost $79,090,557)	90,080,606

	SHORT-TERM INVESTMENT: 0.4%
365,321	Fidelity Institutional Money Market Portfolio	365,321

	TOTAL SHORT-TERM INVESTMENT
	(Cost $365,321)	365,321

	TOTAL INVESTMENTS: 100.0%
	(Cost $79,455,878)	90,445,927
	Liabilities in Excess of Other Assets: 0.0%	(16,534)
	TOTAL NET ASSETS: 100.0%	$90,429,393

*	Non-income producing.
^	CLASS 3: HIGHER QUALITY DIVERSIFIED STOCK FUNDS
Primarily, Class 3 funds have diversified portfolios of well-established mid- and large-sized companies. The international and global funds tend to invest in larger companies in mature economies, such as Europe and Japan and are diversified across many countries.
CLASS 4: TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows+:

Cost of investments	$79,489,706
Gross unrealized appreciation	11,062,971
Gross unrealized depreciation	(106,750)
Net unrealized appreciation	$10,956,221

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX Flexible Income Fund
SCHEDULE OF INVESTMENTS at January 31, 2007 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES: 99.2%
	Class 4 Funds: 31.2%^
205,896	Buffalo Balanced Fund	$2,429,573
139,434	Fidelity Real Estate Income Fund	1,698,307
152,787	Gateway Fund	4,190,942
163,027	Kensington Select Income Fund - Class A	5,929,296
269,703	Matthews Asian Growth & Income Fund	5,129,743
439,499	Merger Fund	6,935,290
210,083	Permanent Portfolio	6,909,625
	Total Class 4 Funds
	(Cost $31,925,422)	33,222,776

	Class 5 Funds: 68.0%^
376,366	Eaton Vance Floating-Rate & High Income Fund - Advisor Class	3,662,043
551,914	Eaton Vance Floating Rate Fund - Class I	5,447,387
652,408	Eaton Vance Strategic Income Fund - Class A	5,147,503
163,543	Fidelity Advisor Strategic Income Fund - Class T	1,915,090
369,260	Fidelity Capital & Income Fund	3,301,184
1,817,844	John Hancock High-Yield Fund - Class A	10,379,892
561,292	Loomis Sayles Bond Fund - Institutional Class	8,020,865
413,103	Loomis Sayles Global Bond Fund - Institutional Class	6,316,341
1,603,744	MainStay High-Yield Corporate Bond Fund - Class A	10,440,373
1,130,010	Oppenheimer Strategic Income Fund - Class A	4,825,141
128,383	PIMCO Emerging Markets Bond Fund - Class D	1,400,660
519,769	PIMCO Floating Income Fund - Class D	5,488,759
433,185	Pioneer High Yield Fund - Class A	4,786,696
114,379	Pioneer Strategic Income Fund - Class A	1,189,543
	Total Class 5 Funds
	(Cost $70,946,549)	72,321,477

	TOTAL INVESTMENT COMPANIES
	(Cost $102,871,971)	105,544,253

	SHORT-TERM INVESTMENT: 0.2%
223,579	Fidelity Institutional Money Market Portfolio	223,579

	TOTAL SHORT-TERM INVESTMENT	223,579
	(Cost $223,579)

	TOTAL INVESTMENTS: 99.4%
	(Cost $103,095,550)	105,767,832
	Other Assets in Excess of Liabilities: 0.6%	600,863
	NET ASSETS: 100.0%	$106,368,695

^	CLASS 4: TOTAL RETURN (BALANCED) FUNDS
Class 4 funds tend to be more defensive and usually have lower volatility than the domestic stock market. These funds may hold common stocks in combination with income generating instruments in order to reduce the risk of their stock holdings.
CLASS 5: FIXED INCOME (BOND) FUNDS
Bond funds aim to generate current income while preserving capital. Because of their more predictable income streams, bonds generally have less price volatility than stocks. Funds that invest in bonds with higher credit quality and shorter maturity tend to be less risky than those with lower credit quality and longer maturity. Some Class 5 funds specialize in high yield bonds with lower credit quality or in international bonds denominated in foreign currencies.

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows+:

Cost of investments	$103,137,489
Gross unrealized appreciation	3,131,902
Gross unrealized depreciation	(501,559)
Net unrealized appreciation	$2,630,343

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FundX Stock Upgrader Fund
SCHEDULE OF INVESTMENTS at January 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS: 99.0%
	Aerospace & Defense: 1.1%
2,512	Lockheed Martin Corp.	$244,141

	Auto Components: 2.0%
17,807	The Goodyear Tire & Rubber Co.*	439,655

	Automobiles: 2.0%
6,867	General Motors Corp.	225,512
3,258	Harley-Davidson, Inc.	222,424
		447,936
	Biotechnology: 1.9%
7,990	Celgene Corp.*	428,903

	Capital Markets: 4.1%
2,130	The Goldman Sachs Group, Inc.	451,901
2,379	Merrill Lynch & Co, Inc.	222,579
2,836	Morgan Stanley	234,792
		909,272
	Chemicals: 6.0%
6,484	Ashland, Inc.	450,962
22,597	Hercules, Inc.*	443,127
8,902	International Flavors & Fragrances, Inc.	431,569
		1,325,658
	Communications Equipment: 1.9%
16,120	Cisco Systems, Inc.*	428,631

	Computers & Peripherals: 4.0%
2,767	Apple Computer, Inc.*	237,215
5,632	Hewlett-Packard Co.	243,753
6,426	Lexmark International, Inc. - Class A*	405,031
		885,999
	Containers & Packaging: 1.9%
12,851	Pactiv Corp.*	416,886

	Diversified Telecommunication Services: 1.1%
6,648	AT&T, Inc.	250,164

	Electric Utilities: 2.1%
5,067	Allegheny Energy, Inc.*	235,717
3,945	FPL Group, Inc.	223,484
		459,201
	Food & Staples Retailing: 2.2%
13,284	Safeway, Inc.	478,623

	Health Care Providers & Services: 1.0%
3,136	Laboratory Corp. of America Holdings*	230,308

	Hotels, Restaurants & Leisure: 4.1%
13,205	Hilton Hotels Corp.	467,325
4,983	International Game Technology	216,561
4,643	Marriott International, Inc. - Class A	223,514
		907,400
	Internet & Catalog Retail: 1.0%
5,879	IAC/InterActiveCorp*	225,754

	IT Services: 4.1%
8,468	Convergys Corp.*	220,507
13,987	Sabre Holdings Corp. - Class A	451,920
28,549	Unisys Corp.*	246,092
		918,519
	Leisure Equipment & Products: 4.1%
15,884	Hasbro, Inc.	451,106
18,763	Mattel, Inc.	457,067
		908,173
	Life Science Tools & Services: 1.0%
6,247	Applera Corp-Applied Biosystems Group	217,146

	Machinery: 2.9%
3,566	PACCAR Inc.	238,458
7,235	Terex Corp.*	411,599
		650,057
	Media: 4.9%
9,860	Comcast Corp. - Class A*	436,995
17,620	The DIRECTV Group, Inc.*	429,752
17,284	The Interpublic Group of Companies, Inc.*	227,457
		1,094,204
	Metals & Mining: 6.2%
4,387	Allegheny Technologies, Inc.	454,011
3,202	Nucor Corp.	206,657
3,604	Phelps Dodge Corp.	445,454
3,127	United States Steel Corp.	261,073
		1,367,195
	Multiline Retail: 6.2%
17,644	Big Lots, Inc.*	457,509
6,722	Dillard's, Inc. - Class A	230,834
2,739	J.C. Penney Corp., Inc.	222,516
3,361	Kohl's Corp.*	238,329
4,239	Nordstrom, Inc.	236,155
		1,385,343
	Multi-Utilities & Unregulated Power: 3.0%
10,438	The AES Corp.*	217,006
63,004	Dynegy Inc. - Class A*	444,178
		661,184
	Oil & Gas: 1.0%
2,373	Marathon Oil Corp.	214,377

	Pharmaceuticals: 1.1%
5,325	Merck & Co., Inc.	238,294

	Real Estate: 9.3%
3,683	Apartment Investment & Management Co. - Class A	230,666
3,680	Archstone-Smith Trust	232,613
3,726	Boston Properties, Inc.	469,811
7,972	Equity Office Properties Trust	442,845
4,649	Kimco Realty Corp.	230,590
2,142	Public Storage, Inc.	232,964
1,918	Vornado Realty Trust	234,667
		2,074,156
	Real Estate Agents And Managers: 2.2%
12,711	CB Richard Ellis Group, Inc. - Class A*	478,061

	Semiconductor & Semiconductor Equipment: 3.5%
12,800	Novellus Systems, Inc.*	394,624
12,603	NVIDIA Corp.*	386,282
		780,906
	Software: 2.0%
12,995	BMC Software, Inc.*	446,898

	Specialty Retail: 5.1%
1,819	AutoZone, Inc.*	228,521
9,043	Officemax, Inc.	436,687
6,914	The Sherwin-Williams Co.	477,757
		1,142,965
	Textiles, Apparel & Luxury Goods: 3.9%
9,945	Coach, Inc.*	456,078
5,489	VF Corp.	416,450
		872,528
	Tobacco: 2.1%
3,516	Reynolds American, Inc.	226,782
4,053	UST, Inc.	232,804
		459,586
	TOTAL COMMON STOCKS
	(Cost $19,039,481)	21,988,123

	TOTAL INVESTMENTS IN SECURITIES: 99.0%
	(Cost $19,039,481)	21,988,123
	Other Assets in Excess of Liabilities: 1.0%	216,150
	TOTAL NET ASSETS: 100.0%	$22,204,273

*	Non-income producing security.

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows+:

Cost of investments	$19,278,619
Gross unrealized appreciation	2,849,626
Gross unrealized depreciation	(140,122)
Net unrealized appreciation	$2,709,504

+
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title   /s/Robert M. Slotky
                                            Robert M. Slotky, President

Date   March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/Robert M. Slotky
                                               Robert M. Slotky, President

Date   March 29, 2007

By (Signature and Title)*  /s/Eric W. Falkeis
                                               Eric W. Falkeis, Treasurer

Date   March 28, 2007

* Print the name and title of each signing officer under his or her signature.